PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of condensed financial information of parent company [abstract]
Statement of Financial Position of Constellium SE (parent company only)
Statement of Financial Position of Constellium SE (parent company only).

	At December 31,
(in millions of Euros)	2020	2019
Assets
Current assets
Cash and cash equivalents	—	—
Trade receivables and other	172	200
Other financial assets	34	37
	206	237
Non-current assets
Property, plant and equipment	—	—
Financial assets	2,011	2,002
Investments in subsidiaries	173	159
Trade receivables and other	38	27
Deferred income tax assets	15	1
	2,237	2,189
Total Assets	2,443	2,426

Liabilities
Current liabilities
Trade payables and other	6	6
Income tax payable	13	45
Other financial liabilities	30	33
	49	84
Non-current liabilities
Borrowings	1,901	1,954
Income tax payable	77	19
	1,978	1,973
Total Liabilities	2,027	2,057

Equity
Share capital	3	3
Share premium	429	429
Accumulated retained earnings	(116)	(153)
Other reserves	68	53
Net income	32	37
Total Equity	416	369
Total Equity and Liabilities	2,443	2,426

Statement of Comprehensive Income / (Loss) of Constellium SE (parent company only)
Statement of Comprehensive income / (loss) of Constellium SE (parent company only).

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Revenue	3	3	3
Gross profit	3	3	3
Selling and administrative expenses	(14)	(19)	(15)
Employee benefit expenses	(3)	(3)	(3)
Loss from recurring operations	(14)	(19)	(15)
Other income	—	—	—
Other expense	—	(3)	(3)
Loss from operations	(14)	(22)	(18)
Financial result - net	31	41	80
Income before income tax	17	19	62
Income tax benefit	15	18	25
Net income	32	37	87
Other comprehensive income / (loss)	—	—	—
Total comprehensive income	32	37	87

Statement of Cash Flows of Constellium SE (parent company only)
Statement of Cash Flows of Constellium SE (parent company only)

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Net income	32	37	87
Adjustments
Finance cost - net	(31)	(41)	(80)
Dividends received	—	—	—
Income tax benefit	(15)	(18)	(25)
Change in working capital
Trade receivables and other	(2)	27	—
Trade payables and other	—	2	—
Interest paid	(114)	(115)	(102)
Interest received	139	143	134
Income tax received	18	50	—
Net cash flows from operating activities	27	85	14
Investments in subsidiaries	—	—	(1)
Current account with subsidiaries and related parties	29	(135)	(13)
Loans granted to subsidiaries and related parties	(290)	—	—
Repayment of loans granted to subsidiaries and related parties	150	150	—
Exit fees received from subsidiaries	—	—	—
Net cash flows (used in) / from investing activities	(111)	15	(14)
Net proceeds received from issuance of shares	—	—	—
Proceeds from issuance of Senior Notes	290	—	—
Repayment of Senior Notes	(200)	(100)	—
Payment of exit fees	—	—	—
Payment of deferred financing costs	(6)	—	—
Realized foreign exchange gains / (losses)	—	—	—
Other financing activities	—	—	—
Net cash flows from / (used in) financing activities	84	(100)	—
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents - beginning of year	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Cash and cash equivalents - end of year	—	—	—